ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2017
Accounts Payable Accrued Liabilities And Other Payables Tables
ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES
	September 30, 2017	September 30, 2016
Accounts Payable	$256,242	$186,341
Accrued Liabilities and Other Payables	298,700	136,250
TOTAL	$554,942	$322,591